                                                    '33 ACT    FILE NO.  2-75533
                                                    '40 ACT    FILE NO. 811-3365


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.        [ ]


                       POST-EFFECTIVE AMENDMENT NO. 32      [X]


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              AMENDMENT NO. 106             [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)


                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100

                               RICHARD C. PEARSON
                          PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ]       IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]       ON [ DATE ] PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]       60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[X]       ON MAY 1, 1999 PURSUANT TO PARAGRAPH (a) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON ___________, 1999.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                           Caption in Prospectus
-----------------------                           ---------------------
1.       Cover Page                               Cover Page

2.       Definition                               Glossary

3.       Synopsis                                 Summary of the Contracts

4.       Condensed Financial Information          Condensed Financial Information;
                                                  Financial Information

5.       General Description of Registrant        Description of Security First Life
         Depositor, and Portfolio Companies       Insurance Company, The General
                                                  Account, The Separate Account and The
                                                  Funds; Voting Rights; Servicing Agent

6.       Deductions and Expenses                  Contract Charges

7.       General Description of Variable          Description of the Contracts;
         Annuity Contracts                        Accumulation Period; Annuity Benefits

8.       Annuity Period                           Annuity Benefits

9.       Death Benefit                            Death Benefits

10.      Purchases and Contract Value             Description of the Contracts;
                                                  Accumulation Period; Principal
                                                  Underwriter

11.      Redemptions                              Accumulation Period

12.      Taxes                                    Federal Income Tax Status

13.      Legal Proceedings                        Legal Proceedings

14.      Table of Contents of Statement of        Table of Contents of Statement of
         Additional Information                   Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.      Cover Page                               Cover Page

16.      Table of Contents                        Table of Contents

17.      General Information and History          The Insurance Company; The Separate
                                                  Account; The Funds

18.      Services                                 Servicing Agent; Safekeeping of
                                                  Securities; Independent Public
                                                  Accountant; Legal Matters

19.      Purchase of Securities Being Offered     Purchase of Securities Being Offered

20.      Underwriters                             Distribution of the Contracts

21.      Calculation of Yield Quotations of       Not Applicable
         Money Market Subaccounts

22.      Annuity Payments                         Annuity Payments

23.      Financial Statements                     Financial Statements



                                     Part C
      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]                                                         PROSPECTUS
                                                                     May 1, 1999



                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                                 issued through



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



                                       by



                      SECURITY FIRST LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------



This Prospectus gives you important information about the group flexible payment variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment and from employer deferred compensation plans that qualify under provisions of Section 457 of the Internal Revenue Code of 1986 ("the Plans").



You decide how to allocate your money among the available investment choices. Your payments will be allocated to Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:




         SECURITY FIRST TRUST



                  Bond Series
                  T. Rowe Price Growth & Income Series

         VARIABLE INSURANCE PRODUCTS FUND



                  Money Market Portfolio
                  Growth Portfolio




         VARIABLE INSURANCE PRODUCT FUND II



                  Asset Manager Portfolio
                  Index 500 Portfolio




         T. ROWE PRICE GROWTH STOCK FUND





         T. ROWE PRICE INTERNATIONAL STOCK FUND




You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by the mutual fund prospectuses.



For more information:



If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:




                           Security First Life Insurance Company
                           P.O. Box 92193
                           Los Angeles, California  90009
                           Phone:  (800) 284-4536



The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




[Side Bar: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds are:



                  -        not bank deposits or obligations



                  -        not federally insured or guaranteed



                  -        not endorsed by any bank or government agency



                  -        not guaranteed to achieve their investment objective]

                                TABLE OF CONTENTS



                                                                            Page



Glossary
Summary of the Contracts
Fee Tables and Examples
Condensed Financial Information
Financial Information
Description of Security First Life Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers
         The Insurance Company
         The General Account
         The Separate Account
         The Funds
         Principal Underwriter
         Servicing Agent
         Custodian
Contract Charges
         Administration Fee
         Premium Taxes
         Surrender Charges
         Transaction Charges
         Mortality and Expense Risk Charge
         Federal, State and Local Taxes
         Free Look Period
Description of the Contracts
         General
         Purchase Payments
         Transfers to Another Contract
         Transfers
         Modification of the Contracts
Accumulation Period
         Crediting Accumulation Units in the Separate Account
         Surrender from the Separate Account
         Account Statements
Annuity Benefits
         Variable Annuity Payments
         Election of Annuity Date and Form of Annuity
         Frequency of Payment
         Level Payments Varying Annually
         Annuity Unit Values
Death Benefits
         Death Before the Annuity Date

         Death After the Annuity Date
Federal Tax Considerations
         General Taxation of Annuities
         Qualified Contracts
         Withholding
Voting Rights
Year 2000 Issue
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information



Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

                                    GLOSSARY



These terms have the following meanings when used in this Prospectus:



ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.



ANNUITANT - The person on whose life Annuity payments under a Contract are based.



ANNUITY - A series of income payments made to an Annuitant for a defined period of time.



ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.



ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.



ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.



BENEFICIARY - The person who has the right to a Death Benefit upon your death.



BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.



CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.



CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.



CERTIFICATE YEAR - The 12 month period which begins on your Certificate Date and on each anniversary of this date.



CONTRACT - The agreement between the group contract holder and Security First Life covering your rights.



CONTRACT DATE - The date the Contract was issued.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.



FREE LOOK PERIOD - The 20-day period after the Contract is first received by the Owner. During this time period, the Contract may be canceled for a full refund of all Purchase Payments (or the greater of Purchase Payments or the value of the Participant's Account).



FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.



GENERAL ACCOUNT - All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.



NORMAL ANNUITY DATE - The first day of the month on or before the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.



OWNER - The person who has title to the Contract.



PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.



PARTICIPANT'S ACCOUNT - The sum of the values of all Accumulated Units credited for you under the Contract.



PLAN(S) - The qualified plan or deferred compensation plan for which the Contract is issued.



PURCHASE PAYMENT - The amounts paid by or for you to Security First Life in order to provide benefits under the Contract.



SEPARATE ACCOUNT - The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by your and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.



SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with Security First Life.



VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.



VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.



VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS



The Contracts



The Contract may be offered to Qualified Plans such as:



                  -        Section 457 deferred compensation plans



                  -        Section 401 pension and profit sharing plans




[Side Bar:        Please see the section "Qualified Contracts"
                  on page ____ for more information.]





Purchase Payments



Purchase Payments under the Contracts are made to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account. These charges include an administrative fee that is $9.50 plus $2.50 for each Series in which you invest. This amount is deducted from the Separate Account on a pro rata basis on the anniversary of the Certificate Date until Annuitization.



You can transfer amounts allocated to the Separate Account between any of the mutual fund investment choices, at any time and as many times as you choose. The minimum transfer is the lesser of $500 or the balance in a Series.



         [Side Bar: Please see "Transfers" on page ____ for more information.]



Separate Account



Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of eight Series, each of which invests in one of the following eight Funds:

 Funds                                                   Advisers/Subadvisers
----------------------------------------------------    -------------------------------------

SECURITY FIRST TRUST                                    Security First Investment
                                                        Management Corporation; Neuberger &
                                                        Berman, LLC (subadviser)

Bond Series                                             Security First Investment
                                                        Management Corporation; T. Rowe
                                                        Price and Associates, Inc.
                                                        (subadviser)

T. Rowe Price Growth & Income Series                    Fidelity Management & Research
                                                        Company (FMR)

VARIABLE INSURANCE PRODUCTS FUND                        FMR

Money Market Portfolio                                  FMR

Growth Portfolio                                        FMR

VARIABLE INSURANCE PRODUCTS FUND II                     FMR

Asset Manager Portfolio                                 FMR

Index 500 Portfolio                                     FMR

T. ROWE PRICE GROWTH STOCK FUND                         T. Rowe Price and Associates, Inc.

T. ROWE PRICE INTERNATIONAL STOCK FUND                  T. Rowe Price - Fleming
                                                        International, Inc.




[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]




Charges and Deductions



The following fees and expenses apply to your Contract:




            Fee or expense                              Amount of fee



Daily deductions



         -  Mortality and Expense risks                 .002438%
                                                        (.89% per year)




Surrender charge (contingent deferred sales charge)



            -  Deducted if you request a full or        5% of Purchase Payment
               partial withdrawal of Purchase           and amounts credited to
               Payments from the                        it.
               Separate Account within the first six
               Certificate Years.  No charge will be
               deducted for surrenders as a result of
               the following under a Plan:

                  -        death



                  -        disability



                  -        retirement



                  -        hardship




Transaction Charges



A charge of $10 may be deducted for:



         -        A transfer from any Series; or



         - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender)



Side bar: Please see "Transaction Charges" on page ____ and "Transfers" on page ___ for more information.




                  Fee or expense                              Amount of fee



Premium Taxes



         -        Payable to a state or government            0% - 2.35%
                  agency with respect to your Contract.       (3.50% in Nevada)
                  It may be deducted on or after the date
                  the tax is incurred.
                  Currently, Security First Life
                  deducts these taxes upon
                  annuitization.




[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]




Free Look Period



An Owner may cancel the Contract within 20 days after receipt (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states).



[Side Bar: Please see "Free Look Period" on page ____ for more information.]

Variable Annuity Payments



You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.



If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.





Surrender



You may surrender all or part of the Participant's Account before the Annuity Date. You may not make a partial withdrawal if:



                  - it would cause your interest in any Series to fall below $500 (unless you are surrendering your entire interest in a Series




However, if you are withdrawing the entire amount allocated to a Series, these restrictions do not apply.



You may be assessed a surrender charge and a transaction charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for withdrawals from qualified Contracts.



[Side Bar: Please see "Surrender Charge" on page ___ and "Federal Tax Considerations" on page ___ for more information.




Death Benefit



One of the insurance guarantees we provide you under the Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:



         - the total of all Purchase Payments less any partial withdrawals; or



         -        the value of the Participant's Account at settlement

Otherwise, the death benefit will be equal to the Participant's Account.



Your Beneficiar(ies) may elect to receive the death benefit as a lump sum or an annuity.



[Side Bar: Please see "Death Benefits" on page ____ for more information.]




                             FEE TABLE AND EXAMPLES



The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.




Expense Data



The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the Fund prospectuses for a more complete description of the various costs and expenses of the Funds.






* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

                                   FEE TABLES



                            Your Transaction Expenses



                                               Years         Percentage
                                               -----         ----------

 Surrender Charge (Deferred Sales          During first           5%
 Charge) (as a percentage                  six
 of amounts accumulated with respect to    Certificate
 a purchase payment)                       Years






                                  Minimum                               Maximum
--------------------------------- ------------------------------------- ----------------
Administration Charges (per year) $12.00                                $29.50
--------------------------------- ------------------------------------- ----------------
Transaction Charges               $10 per transfer from a Series or
                                  the greater of 2% of amount
                                  surrendered or $10 per surrender




                           Separate Account Expenses
               (As a percentage of average Participant's Account.
                   Deducted daily from the Separate Account.)




Mortality and Expense Risk Fees                              .89% per year



Total Separate Account Annual                                .89% per year
  Expenses




                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)



                                                   T. Rowe Price                                         Asset
                                                      Growth &      Money Market                        Manager       Index 500
                                   Bond Series      Income Series     Portfolio    Growth Portfolio    Portfolio      Portfolio
-------- ----------------------- ----------------- ---------------- -------------- ------------------ ------------- ---------------
(a)      Management Fee                 %                 %               %                %               %              %
-------- ----------------------- ----------------- ---------------- -------------- ------------------ ------------- ---------------
(b)      Other Expenses                 %                 %               %                %               %              %
-------- ----------------------- ----------------- ---------------- -------------- ------------------ ------------- ---------------
(c)      Total Annual Expenses          %                 %               %                %               %              %
-------- ----------------------- ----------------- ---------------- -------------- ------------------ ------------- ---------------

                                       Growth Stock     International
                                           Fund          Stock Fund
------------ ------------------------ ---------------- ----------------
(a)          Management Fee                  %                %
------------ ------------------------ ---------------- ----------------
(b)          Other Expenses                  %                %
------------ ------------------------ ---------------- ----------------
(c)          Total Annual Expenses           %                %
------------ ------------------------ ---------------- ----------------




Examples
                                     CONDITIONS                                       TIME PERIODS
SEPARATE             You would pay the following expenses
ACCOUNT              on a $1,000 investment assuming 5% annual             1 Year     3 Years    5 Years   10 Years
SERIES               return on assets:
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Bond Series         (a) upon surrender at the end of the stated    (a)
                    time period
                                                                   (b)
                    (b) if the Contract WAS NOT surrendered
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
T. Rowe Price       SAME                                           (a)
Growth & Income
Series                                                             (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Money Market        SAME                                           (a)
Portfolio
                                                                   (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Growth Portfolio    SAME                                           (a)

                                                                   (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Asset Manager       SAME                                           (a)
Portfolio
                                                                   (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Index 500           SAME                                           (a)
Portfolio
                                                                   (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
Growth Stock Fund   SAME                                           (a)

                                                                   (b)
------------------- ---------------------------------------------- ------ ---------- ---------- ---------- ----------
International       SAME                                           (a)
Stock Fund
                                                                   (b)

                      EXPLANATION OF FEE TABLE AND EXAMPLES



1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.



2. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been ____% (see the Variable Insurance Products Fund II prospectus for more information).



3. The examples assume that there were no transactions that would result in the imposition of the Transfer Charge. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon Annuitization.



4. For purposes of the amounts reported in the examples, annual administrative charges are reflected by dividing the total amount of contract fees collected during the year by the total average net assets of the Separate Account respecting the Contracts.



5. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION



     This table sets forth condensed financial information on accumulation units respecting Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account which have been audited by Deloitte & Touche, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.



                                   Twelve         Twelve        Twelve       Twelve          Twelve         Five
                                   Months         Months        Months       Months          Months        Months
                                    Ended         Ended          Ended        Ended           Ended         Ended
                                   7/31/89       7/31/90        7/31/91      7/31/92         7/31/93      12/31/93
                                  ---------     ---------      ---------    ---------       ---------     ---------

Separate Account Series
-----------------------

Series B (Bond Series)
  Beg. AUV $....................    5.21            5.77            5.90          6.27           7.07          7.66
  End  AUV $....................    5.77            5.90            6.27          7.07           7.66          7.78
  End No. Non-Qualified.........  14,195          35,914          29,408        34,855         45,488        45,035
  End No. Qualified AUs.........  60,665         129,756         167,461       165,862        227,551       255,421

Series G (T. Rowe Price
  Growth and Income Series)
  Beg. AUV $....................    5.23            6.96            6.26          6.84           7.70          8.27
  End  AUV $....................    6.96            6.26            6.84          7.70           8.27          8.70
  End No. Non-Qualified AUs..... 122,310         152,193         103,701       121,098        157,339       170,454
  End No. Qualified AUs......... 120,735         396,570         598,731       826,262      1,300,789      1,510,826

Series T (T. Rowe Price
  Growth Fund)
  Beg. AUV $....................    5.16            6.18            6.65          7.07           7.88          8.54
  End  AUV $....................    6.18            6.65            7.07          7.88           8.54          9.52
  End No. Qualified AUs......... 176,573         333,949         533,793       785,088      1,105,462     1,241,350

Series I (T. Rowe Price
  International Stock Fund)
  Beg. AUV $ (5/9/94)...........
  End  AUV $....................
  End No. Qualified AUs.........

Series FA (Asset Manager)
  Beg. AUV $ (5/9/94)...........
  End  AUV $....................
  End No. Qualified AUs.........

Series FG (Growth Portfolio)
  Beg. AUV $ (5/9/94)...........
  End  AUV $....................
  End No. Qualified AUs.........

Series FI (Index 500)
  Beg. AUV $ (5/12/94)...........
  End  AUV $....................
  End No. Qualified AUs.........

Series FM (Money Market)
  Beg. AUV $ (5/16/94)...........
  End  AUV $....................
  End No. Qualified AUs.........

  Yield.........................



                                   Twelve        Twelve          Twelve      Twelve          Twelve
                                   Months        Months          Months      Months          Months
                                    Ended        Ended           Ended        Ended           Ended
                                   12/31/94      12/31/95       12/31/96    12/31/97        12/31/98
                                  ---------     ---------      ---------    ---------       ---------

Separate Account Series
-----------------------

Series B (Bond Series)
  Beg. AUV $....................    7.78           15.77           18.25         18.60
  End  AUV $....................   15.77(1)        18.25           18.60         20.11
  End No. Non-Qualified.........      --              --              --            --
  End No. Qualified AUS......... 105,708         119,054         122,848       129,956

Series G (T. Rowe Price
  Growth and Income Series)
  Beg. AUV $....................    8.70           27.17           35.31         42.57
  End  AUV $....................   27.17(1)        35.31           42.57         53.68
  End No. Non-Qualified AUs.....      --              --              --            --
  End No. Qualified AUs......... 533,346         645,594         766,974       938,183

Series T (T. Rowe Price
  Growth Fund)
  Beg. AUV $....................    9.52           23.44           30.44         36.72
  End  AUV $....................   23.44(1)        30.44           36.72         46.06
  End No. Qualified AUS......... 687,168         824,050         933,145       572,030

Series I (T. Rowe Price
  International Stock Fund)         6.67            6.74            7.45          8.57
  Beg. AUV $ (5/9/94)...........    6.74            7.45            8.57          8.72
  End  AUV $.................... 252,365         525,687         790,678       960,495
  End No. Qualified AUS.........

Series FA (Asset Manager)
  Beg. AUV $ (5/9/94)...........    5.04           5.00            5.79           6.58
  End  AUV $....................    5.00           5.79            6.58           7.87
  End No. Qualified AUS......... 471,610        919,120       1,258,544      1,498,255

Series FG (Growth Portfolio)
  Beg. AUV $ (5/9/94)...........    4.86           5.10            6.84           7.77
  End  AUV $....................    5.10           6.84            7.77           9.51
  End No. Qualified AUS......... 252,355        905,864       1,815,747      2,235,146

Series FI (Index 500)
  Beg. AUV $ (5/12/94)...........   4.80           5.03            6.83           8.32
  End  AUV $....................    5.03           6.83            8.32          10.95
  End No. Qualified AUS.........  27,277        259,254         645,826      1,239,744

Series FM (Money Market)
  Beg. AUV $ (5/16/94)...........   5.00           5.16            5.42           5.66
  End  AUV $....................    5.16           5.42            5.66           5.92
  End No. Qualified AUS......... 474,216        561,677         587,519        822,667
  Yield.........................    4.81%          4.40%           4.36%          4.71%
---------------------------------------------------------------------------------------



AUV--Accumulation Unit Value
AUs--Accumulation Units



(1) During 1994 the mortality and expense risk fees were reduced from 1.25% to .89%. As a result of this change, unit values and units were converted in order to provide administrative efficiencies. There was no impact on unit values as a result of this conversion.

                             FINANCIAL INFORMATION






Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.




DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

Security First Life Insurance Company



Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.



MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $___ billion worth of assets under management as of December 31, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the board of directors, the State of New York Insurance Department and policyholders. As of April 30, 1999, MetLife does not know the details of the plan or when or if it will take effect.




The General Account



All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of the Contract and your actual Certificate for more information.




The Separate Account



Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Security First Next Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.



The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under Delaware law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year. (Please see "Annuity Benefits - Level Payments Varying Annually" on page ___ for more information.)



The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Eight of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.




The Funds



Your investment choices are:



          Fund                   Investment Objective                           Investment Adviser
-------------------------------  -------------------------------------------    -------------------------
SFT Bond Series                  The Fund seeks to achieve the                  Security First Investment
                                 highest investment income                      Management Corporation;
                                 over the long-term consistent                  Neuberger & Berman, LLC
                                 with the preservation of                       (subadviser)
                                 principal through investment primarily
                                 in marketable debt instruments. Growth
                                 of principal and income will also be
                                 objectives with respect to up to 10% of
                                 the Bond Series' assets which may be
                                 invested in common and preferred stocks.
-------------------------------  -------------------------------------------    -------------------------
SFT T. Rowe Price Growth &       The Fund seeks capital growth                  Security First Investment
Income Series                    and a reasonable level of                      Management Corporation; T.
                                 current income.  While this                    Rowe Price and Associates,
                                 Series will generally invest                   Inc. (subadviser)
                                 in common stocks and other equities, it
                                 may, depending on economic conditions,
                                 reduce such investments and substitute
                                 fixed-income instruments.
-------------------------------  -------------------------------------------    -------------------------
VIP Money Market Portfolio       The Fund seeks to obtain as                    Fidelity Management &
                                 high a level of current                        Research Company
                                 income as is consistent with
                                 preserving capital and
                                 providing liquidity.  The
                                 Portfolio will invest only in
                                 high quality U.S. dollar
                                 denominated money market
                                 securities of domestic and
                                 foreign issuers.

-------------------------------  -------------------------------------------    -------------------------
VIP Growth Portfolio             The Fund seeks to achieve                      Fidelity Management &
                                 capital appreciation normally                  Research Company
                                 through the purchase of common stocks
                                 (although the portfolio's investments
                                 are not restricted to any one type of
                                 security). Capital appreciation may also
                                 be found in other types of securities,
                                 including bonds and preferred stocks.
-------------------------------  -------------------------------------------    -------------------------
VIP II Asset Manager Portfolio   The Fund seeks high total                      Fidelity Management &
                                 return with reduced risk over                  Research Company
                                 the long-term by allocating its assets
                                 among stocks, bonds, and short-term,
                                 fixed income instruments.
-------------------------------  -------------------------------------------    -------------------------
VIP II Index 500 Portfolio       The Fund seeks investment                      Fidelity Management &
                                 results that correspond to                     Research Company
                                 the total return (i.e., the
                                 combination of capital
                                 changes and income) of common
                                 stocks publicly traded in the
                                 United States, as represented
                                 by the Standard & Poor's 500
                                 Composite Stock Price Index
                                 while keeping transaction
                                 costs and other expenses low.
-------------------------------  -------------------------------------------    -------------------------
Growth Stock Fund                The Fund seeks long-term                       T. Rowe Price and
                                 growth of capital through                      Associates, Inc.
                                 investing primarily in common
                                 stocks of growth companies.
-------------------------------  -------------------------------------------    -------------------------
International Stock Fund         The Fund seeks total return                    T. Rowe Price - Fleming
                                 on its assets from long-term                   International, Inc.
                                 growth of capital and income,
                                 principally through
                                 investments in common stocks
                                 of established non-U.S.
                                 companies.  Investments may
                                 be made solely for capital
                                 appreciation or solely for
                                 income or any combination of
                                 both for the purpose of
                                 achieving a higher overall
                                 return.




Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. Certain of the Funds listed above are available only by purchasing annuities and life insurance policies offered by Security First Life or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by Security First Life. Fund shares will be redeemed by the Series to the extent necessary for Security First Life to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the Investment Company Act of 1940. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.




The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to Security First Life's Separate Account (except for the T. Rowe Price Growth Stock Fund and T. Rowe Price International Stock Fund). In the future, a conflict may develop between one or more separate account invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. Security First Life monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Certificate holders.




[Side Bar: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

         Substitution of Fund shares



Security First Life may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approve the substitution under the 1940 Act.




[Side Bar: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached to or accompanied by this Prospectus. The Statements of Additional Information are available upon your request.]




Principal Underwriter



Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.




Servicing Agent



SFG provides Security First Life with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.




Custodian



Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

                                CONTRACT CHARGES



Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.




         Services and benefits Security First Life provides include:



                  - the ability for you to make withdrawals and surrenders under the Contracts;




                  -        the death benefit paid at your death;



                  -        the available funding options and related programs;



                  - administration of the annuity options available under the Contracts; and



                  - the distribution of various reports to Participants and the owners of the Contract.



         Costs and expenses incurred by Security First Life include:



                  - losses associated with various overhead and other expenses from providing the services and benefits under the Contracts;



                  -        sales and marketing expenses; and



                  -        other costs of doing business.



         Risks assumed by Security First Life include:



                  - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;



                  - that the amount of the death benefit will be greater than the Participant's Account; and



                  - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.



Security First Life may also deduct a charge for taxes, if applicable.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.




Premium Taxes



Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit Security First Life to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a Purchase Payment. However, Security First Life will deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).



Surrender Charge



No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Participant's Account subject to any withdrawal limitation under the Plan to which the Contract is issued. Full or partial surrender during the first six Certificate Years will be subject to a surrender charge equal to 5% of the amount surrendered, plus any transaction fee. However, no surrender charge will be made in the event of a withdrawal under a Plan for:



         -        death



         -        disability



         -        retirement



         -        hardship



In addition, no surrender charge will be made from amounts transferred to another group annuity contract issued by Security First Life to the Owner in accordance with the terms of a Plan.



Should you have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan and should the date of issuance of a certificate under such other annuity precede the Certificate Date (the "Alternate Certificate Date), then the Certificate Date used in the determination of surrender charges under the Contract will be the Alternate Certificate Date.



In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account.

Example of application of surrender charge. Assume your Participant's Account is $100,000 at the beginning of Certificate Year 2 and you withdraw $30,000. You would pay a surrender charge of $1,500.




If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.



[Side Bar: The surrender charge covers marketing expenses for the sale of Certificates, such as commissions to sales personnel and other promotion and acquisition expenses.]




Administrative Fees



At the end of each Certificate Year, Security First Life will deduct an administrative fee of up to $9.50 plus an amount up to $2.50 for each Series in which you invest. As a result, these charges can range from $12.00 to $29.50. The fee will be prorated among Series in your account.

Contract administration expenses include:



                  -        the cost of policy issuance



                  -        rent



                  -        stationery and postage



                  -        telephone and travel expenses



                  -        salaries



                  -        legal, administrative, actuarial and accounting fees



                  -        periodic reports



                  -        office equipment, and custodial expenses



Transaction Charges



A transaction charge of up to $10 may be deducted from your account for each transfer from a Series. (See "Transfers," page ___.) Similarly, in the case of a surrender, a transaction charge may be deducted from your account in an amount of the lesser of $10 or 2% of the amount surrendered.



Mortality and Expense Risk Charge



Security First Life charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets equal to
 .89% per year.



If Security First Life has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.



Federal, State and Local Taxes



Security First Life may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.




[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

Free Look Period



The Owner may cancel the Contract within a certain time period. This is known as a "free look." The Free Look Period is the 20-day period (or longer in certain states) starting when the Owner receives the Contract. Security First Life must receive the Owner's request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to Security First Life, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to Security First Life.



The returned Contract will be treated as if Security First Life never issued it, and Security First Life will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account.




                          DESCRIPTION OF THE CONTRACTS



General



The Contract described in this prospectus is designed to provide Variable Annuity benefits to employers to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code or to trusts to fund retirement plans that qualify under Section 401 of the Code (the Plans).



A group contract is issued to an employer or to a trust of a Plan which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under a deferred compensation or qualified retirement plan since all ownership rights in the Contract are held by the employer or the Plan trust. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.



Purchase Payments



You may make a Purchase Payment at any time. Your minimum Purchase Payment is $20, and minimum Purchase Payments must total $240 in a year.

Transfers



         Accumulation Units



You may transfer Accumulation Units among the Funds at any time. Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.



Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.



         Annuity Units



You may transfer Annuity Units among the Series at any time. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.



         Minimum Transfer



A minimum of $500 must be transferred from any Series. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

Transfers to Another Contract



You may transfer your Participant's Account to another group annuity contract issued by Security First Life to a Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made. A transaction charge of $10 will be deducted from the amount transferred.



Modification of the Contracts



Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.



Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:



         -        death benefits



         -        deductions from Purchase Payments



         - deductions from Participant's Accounts for administrative and transaction charges



         - deductions from the Separate Account for mortality and expense risk fees



         -        guaranteed rates with respect to fixed benefits



Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:



                  - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;



                  - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or



                  - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

The Contract may also be modified by written agreement between Security First Life and the Owner.



If you have any questions about any of the provisions of your Contract, you may write or call:
                           Security First Life Insurance Company
                           P.O. Box 92193
                           Los Angeles, California  90009
                           1 (800) 284-4536




Assignments



The Contract permits you to assign your rights under it. However, deferred compensation plans which conform to the requirements under Section 457 of the Code do not permit Participants to have any direct rights in the Contract, and the Code provides that interests in a qualified retirement plans under Section 401 (excluding government plans) must be non-transferable and non-assignable.




                               ACCUMULATION PERIOD




Crediting Accumulation Units in the Separate Account



Security First Life will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. Security First Life determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.



         Separate Account Accumulation Unit current values



The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.





Surrender from the Separate Account



You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.



The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges and transaction charges. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.



If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series to have an after surrender value of less than $500. However, if you are withdrawing the entire amount allocated to a Series, this restriction does not apply.




         Payment of Surrender Amount



Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First Life receives your written request.



Security First Life may suspend surrenders when:



                  - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.



                  -        The SEC permits the suspension of withdrawals.

                  - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.




Account Statements



You will receive a written account statement each calendar quarter in which a transaction occurs before to the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:



                  -        all transactions for the period being reported



                  - the number of Accumulation Units that are credited to your Contract in each Series



                  -        the current Accumulation Unit value for each Series



                  - your Participant's Account as of the end of the reporting period



Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.





                                ANNUITY BENEFITS



Variable Annuity Payments



Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

         Assumed Investment Return



Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.



Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.




Election of Annuity Date and Form of Annuity



You choose the Annuity Date and the form of Annuity payment.




         Election of Annuity Date



If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the first day of the month on or immediately before the earlier of:




                  -        the month in which you attain age 85; or



                  - the date you are required to take a distribution under the terms of the Plan to which the Contract is issued.




You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.




         Form of Annuity




[Side Bar: There are two people who are involved in payments under your Annuity:



                  -        you, the Participant and Annuitant



                  -        the Beneficiary



Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.



Option 1 - Life  Annuity



You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because Security First Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments.




Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain



You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, Security First Life guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.



Option 3 - Installment Refund Life Annuity



An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity



You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this arrangement. For example, you or other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life does not pay death proceeds because of the death of the other payee.



Option 5 - Payments for a Designated Period (Fixed Annuity Only)



Security First Life makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.



If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.



The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:



                  -        the mortality table specified in the Contract



                  -        the age and where permitted the sex of the Annuitant



                  -        the type of Annuity payment option selected, and



                  -        the assumed investment return selected.



The fixed Annuity payments described in Option 5 are calculated on the basis of:



                  -        the number of years in the payment period, and



                  - the interest rate guaranteed with respect to the option.



Fixed Annuities are funded through the General Account of Security First Life.

Frequency of Payment



Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.



Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.




Level Payments Varying Annually



Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.



After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.



The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.




Annuity Unit Values



This is how Security First Life calculates the Annuity Unit Value for each
Series:



                  - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.



                  - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.



                  - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.



                  - Finally, the previous Annuity Unit Value is multiplied by this result.





                                 DEATH BENEFITS



Death Before the Annuity Date



If you die before the Annuity Date your Beneficiary(ies) will receive a death benefit equal to the Participant's Account.



If you are younger than age 65 at the time of your death, your Beneficiaries will be entitled to receive a lump sum settlement equal to the greater of:



         - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or



         -        your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:



                  1) A lump sum that must be made within five (5) years of your death; or



                  2) Annuity income under Annuity Income Options One, Two or Five.



If your Beneficiary(ies) chooses one of the Annuity income options:



                           - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)




                           - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.



                           - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.



If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as the Participant rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.



If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.



You will also be considered to have outlived your Beneficiary(ies) in the following situations:



                  -        Your Beneficiary(ies) and you die at the same time.



                  - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.




Death After the Annuity Date



If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees or any continuing payment under the Annuity Payment option in effect. In this case, the Beneficiary will:



                  - have all the remaining rights and powers under a Certificate, and



                  - be subject to all the terms and conditions of the Certificate.



If none of your Beneficiaries survive your death, the value of any remaining payments certain, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.



Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.





                           FEDERAL TAX CONSIDERATIONS



The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the Code) governs how this money is ultimately taxed. There are different rules for qualified and non-qualified Contracts and depending on how the money is distributed, as briefly described below.



You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, Security First Life will not be taxed on the investment income and capital gains of the Separate Account.




[Side Bar: A qualified Contract is a Contract that is purchased under certain types of tax-advantaged retirement plans.




         Qualified plans include:



                  - Section 401 plans (self-employed and corporate pension and profit-sharing plans)



                  -        Section 403 plans (tax-deferred annuities)



                  -        Section 457 plans (deferred compensation plans)



                  -        traditional IRAs



                  -        Roth IRAs



The Contracts are only offered to Section 401 and 457 Plans.



A non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a qualified Contract. The Contracts are not offered on a non-qualified basis.



[Side Bar: Please note that the terms of a particular Plan may limit your rights otherwise available under the Contract.]





Qualified Contracts



The full amount of all distributions received from a Section 401 or 457 plan (except for a return of non-deductible employee contributions) are included in your gross income and are taxed at ordinary income rates unless the distribution is transferred to an eligible rollover account or Contract.



Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special forward income averaging or may qualify for special long term capital gain treatment.



         Mandatory minimum distributions



If you are a participant in a Section 401 or 457 plan, you generally must begin receiving withdrawals from your Participant's Account or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the later of:



                           -        the year you turn 70 1/2



                           -        the year you retire



         Withdrawals before age 59 1/2



If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. Section 457 plans are not subject to this 10% penalty tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:



                                                       Type of Plan
    ---------------------------------------------- ----------------------
                                                      401

    ---------------------------------------------- ----------
    After you die                                      X
    ---------------------------------------------- ----------
    After you become totally disabled (as
    defined in the Code)                               X
    ---------------------------------------------- ----------



Distributions from a 457 Plan cannot be made available to you before the earlier of age 70 1/2, separation from service, or an unforseeable emergency.



         Rollovers of plan conversions



You may roll over distributions (other than required distributions) from one plan to another plan without incurring any Federal income tax under some circumstances. These circumstances are as follows:




Distribution Issued from:                May be Rolled into:



 -------------------------------------- -----------------------------------
 -  Section 401 plan                    Another Section 401 plan;
                                        or
                                        an IRA
 -------------------------------------- -----------------------------------
 -  Section 457 Plan                    Another Section 457 Plan



 -------------------------------------- -----------------------------------



 -------------------------------------- -----------------------------------

         Deductions for plan contributions



You may deduct your contributions to Section 401 plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.




         Taxation of death benefits



Any distributions under Section 401 must meet minimum incidental death benefit requirements under the Code. However, if your spouse is your designated beneficiary, these death benefit requirements do not apply. Similar requirements apply to Section 457 plans for the tax years beginning after December 31, 1988.




Withholding



Amounts distributed under Section 457 plans are considered compensation and are subject to the employer's withholding and reporting requirements. Distribution from a Section 401 plan are subject to withholding and reporting by the trustee of the Plan.



         Mandatory 20% withholding for "eligible rollover distributions"



If you are participating in a Section 401 retirement plan (including lump sum distributions), Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.




An "eligible rollover distribution" is any taxable amount that you receive from your Contract, except for taxable distributions that are:




                  - a life or life expectancy annuity (individual or joint)



                  - an annuity with a designated period of 10 years or more



                  - withdrawals to satisfy minimum distribution requirements

Other exceptions to the definition of eligible rollover distribution exist. The requirements discussed below under "Other Withholding" will apply to any distribution that is not an eligible rollover distribution.



You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into a traditional IRA or other eligible retirement plan in a direct trustee-to-trustee transfer.

                                  VOTING RIGHTS



As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, the Owner has voting interests under the Contract concerning Fund shares and is entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, the Owner is entitled to give us instructions for the number of shares which are deemed attributable to the Contract.



Security First Life will vote all shares of the underlying Funds as directed by Contract Owners who have voting interests in the Funds. Security First Life will send Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive the Owner's voting instructions, it will vote the Owner's interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.



Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.



There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.



The number of votes that the Owner receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners on the record date may vote.



The number of shares to which the Owner is entitled to vote is calculated by dividing the portion of all of the Participant's Accounts allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                 YEAR 2000 ISSUE



Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series service providers will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.




                                LEGAL PROCEEDINGS


There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.



                             ADDITIONAL INFORMATION



You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.



A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                                        '33 ACT FILE NO. 2-75533





                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



        -----------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

        -----------------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1998



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1999 may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (310) 312-6100 (in California) or 1 (800) 992-9785 (outside California).


SF 234

                                TABLE OF CONTENTS


                                                                        Page
                                                                        ----

The Insurance Company                                                    3

The Separate Account                                                     3

Surrender Charges                                                        3

Net Investment Factor                                                    3

Annuity Payments                                                         4

Additional Federal Income Tax Information                                5

Underwriters, Distribution of the Contracts                              6

Voting Rights                                                            6

Safekeeping of Securities                                                6

Servicing Agent                                                          7

Independent Auditors                                                     7

Legal Matters                                                            7

State Regulation of Security First Life                                  7

Financial Statements                                                     7

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $_____ billion at June 30, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the state of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT

Amounts allocated to the Separate Account are invested in the securities of eight Funds: the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust; the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; the T. Rowe Price Growth Stock Fund; and the T. Rowe Price International Stock Fund. The Separate Account is divided into Series which correspond to these eight Funds.

SURRENDER CHARGES

Subject to the Plan with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender on or before the sixth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to 5% of the amount surrendered. Any surrender after the sixth anniversary of the Certificate Date will not be subject to a surrender charge. In no event, however, will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by Security First Life to the Owner under the Plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the group annuity contract.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day by (ii) the net asset value of share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from this result the mortality and administrative expense risk fees factor of 0.003425 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefit rates used in determining Annuity Payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

            Calendar Year of Birth               Adjusted Age Is
            ----------------------               ---------------

                  Before 1916                       Actual Age
                  1916 - 1935                   Actual Age Minus 1
                  1936 - 1955                   Actual Age Minus 2
                  1956 - 1975                   Actual Age Minus 3
                  1976 - 1995                   Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity Payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity

Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

The trustee is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401. This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirement of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in all states where Security First Life is qualified to sell insurance. No direct underwriting commissions are paid to Security First Financial, Inc.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which a Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Funds' shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the record keeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1998 and the financial statements of Security First Life Separate Account A were audited by Deloitte & Touche, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing. The consolidated financial statements of Security First Life Insurance Company at December 31, 1997 and 1996 and the 1997 and 1996 financial statements of Security First Life Separate Account A were audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.


STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.


FINANCIAL STATEMENTS

The financial statements of Security First Life and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes

        (b) Exhibits

                      (10) Consent of Independent Auditors
                      (13) Organizational Chart

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                     Position and Offices with Depositor
----                                     -----------------------------------
David A. Levene                          Chairman of the Board and Director
John K. Bruins                           Director
Steven T. Cates                          Director
Terence Lennon                           Director
Gail A. Praslick                         Director
Joseph A. Reali                          Director
Anthony J. Williamson                    Director
Richard C. Pearson                       Director, President and General Counsel
Howard H. Kayton                         Executive Vice President and Chief
                                         Actuary
Brian J. Finneran                        Senior Vice President
Jane F. Eagle                            Senior Vice President and Chief
                                         Financial Officer
Peter R. Jones                           Senior Vice President
Cheryl M. MacGregor                      Senior Vice President
Alex H. Masson                           Senior Vice President
Anthony J. Williamson                    Senior Vice President, Chief Investment
                                         Officer

George R. Bateman                        Vice President
James C. Turner                          Vice President
Leo Brown                                Assistant Vice President
Steven J. Brash                          Assistant Vice President
Ronald Mare                              Assistant Vice President
Cheryl J. Finney                         Associate General Counsel, Vice
                                         President, and Assistant Secretary
Patrizia DiMolfetta                      Controller
James Bossert                            Assistant Controller
George J. Olah                           Treasurer
Louis Ragusa                             Secretary
Richard G. Mandel                        Assistant Secretary
Eugene A. Capobianco                     Assistant Vice President
Joseph A. Zdeb                           Assistant Vice President
Thomas V. Reedy                          Assistant Vice President
Ataollah Azarshahi                       Assistant Vice President
Harold B. Leff                           Assistant Vice President
Robert E. Dehais                         Assistant Vice President



Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract owners


As of ____________, 1999 there were ________ owners of the Contracts which are the subject of this post-effective amendment.


Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                    Position with Underwriter
----                                    -------------------------
Richard C. Pearson                      Director, President, General Counsel and
                                        Secretary
Jane Frances Eagle                      Director, Senior Vice President,
                                        Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
Peter R. Jones                          Senior Vice President
Howard H. Kayton                        Senior Vice President and Chief Actuary

James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
*Gary A. Virnick                        Supervisor of Compliance
* not an officer



                    Net Underwriting    Compensation on
Name of Principal   Discount and        Redemption or     Brokerage
Underwriter         Commissions*        Annuitization     Commission        Compensation
-----------         ------------        -------------     ----------        ------------
Security First      None                None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian of the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the record keeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 1st day of March, 1999.


                                    SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                      (Registrant)

                                    By SECURITY FIRST LIFE INSURANCE COMPANY
                                      (Sponsor)

                                    By  /s/ Richard C. Pearson
                                      --------------------------------------
                                       Richard C. Pearson, President


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                        Title                           Date
---------                        -----                           ----


/s/ Richard C. Pearson           President, General Counsel,     March 1, 1999
------------------------------   & Director
Richard C. Pearson, President


/s/ Jane F. Eagle                Senior Vice President &         March 1, 1999
------------------------------   Chief Financial Officer
Jane F. Eagle


David F. Levene*                 Director and                    March 1, 1999
------------------------------   Chairman of the Board
David F. Levene


John K. Bruins*                  Director                        March 1, 1999
------------------------------
John K. Bruins


Steven T. Cates*                 Director                        March 1, 1999
------------------------------
Steven T. Cates


                                 Director                        _______, 1999
------------------------------
Joseph J. Jordan

Signature                        Title                           Date
---------                        -----                           ----


/s/ Terence I. Lennon*           Director                        March 1, 1999
------------------------------
Terence I. Lennon


Gail A. Praslick*                Director                        March 1, 1999
------------------------------
Gail A. Praslick


Joseph A. Reali*                 Director                        March 1, 1999
------------------------------
Joseph A. Reali


Anthony J. Williamson*           Director                        March 1, 1999
------------------------------
Anthony J. Williamson




/s/ Richard C. Pearson
------------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)